UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1.   Schedule of Investments

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2013 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%
Consumer Discretionary — 13.8%
Abercrombie & Fitch, Cl A	90	$4,488
Amazon.com	34	10,242
AutoNation*	144	6,898
AutoZone*	30	13,457
Bed Bath & Beyond	200	15,294
Best Buy	242	7,282
BorgWarner	54	5,153
Cablevision Systems, Cl A	870	16,260
CarMax	78	3,825
Carnival	274	10,146
CBS, Cl B	96	5,073
Chipotle Mexican Grill, Cl A	20	8,245
Coach	222	11,795
Comcast, Cl A	192	8,655
Darden Restaurants	144	7,063
Delphi Automotive	102	5,479
DIRECTV*	94	5,947
Discovery Communications, Cl A*	84	6,697
Dollar General	270	14,761
Dollar Tree	230	12,339
DR Horton	144	2,895
Expedia	162	7,635
Family Dollar Stores	222	15,265
Ford Motor	302	5,098
Fossil Group*	34	3,737
GameStop, Cl A	560	27,474
Gannett	246	6,337
Gap	168	7,711
Garmin	204	8,176
General Motors	166	5,954
Genuine Parts	76	6,231
Goodyear Tire & Rubber	384	7,104
H&R Block	208	6,537
Harley-Davidson	72	4,088
Harman International Industries	74	4,479
Hasbro	170	7,820
Home Depot	96	7,587
International Game Technology	274	5,061
Interpublic Group of Companies	332	5,461
JC Penney	1,264	18,454
Johnson Controls	136	5,469
Kohl's	274	14,517
L Brands	204	11,377
Leggett & Platt	134	4,209
Lennar, Cl A	92	3,116
Lowe's	106	4,725
Macy's	122	5,897
Marriott International, Cl A	116	4,822
Mattel	190	7,986
McDonald's	132	12,947
Netflix	50	12,211
Newell Rubbermaid	196	5,296
NIKE, Cl B	162	10,193
Nordstrom	102	6,246
Omnicom Group	98	6,299
O'Reilly Automotive	104	13,027

Description	Shares	Fair Value

PetSmart	214	$15,669
priceline.com*	6	5,254
PulteGroup	126	2,095
PVH	56	7,380
Ralph Lauren, Cl A	36	6,554
Ross Stores	138	9,311
Scripps Networks Interactive, Cl A	126	8,917
Staples	582	9,906
Starbucks	104	7,409
Starwood Hotels & Resorts Worldwide	62	4,101
Target	290	20,663
Tiffany	84	6,679
Time Warner	102	6,351
Time Warner Cable	282	32,168
TJX	162	8,430
TripAdvisor	98	7,352
Twenty-First Century Fox	208	6,215
Urban Outfitters	132	5,618
VF	64	12,608
Viacom, Cl B	82	5,967
Walt Disney	80	5,172
Washington Post, Cl B	20	10,747
Whirlpool	32	4,286
Wyndham Worldwide	94	5,856
Wynn Resorts	34	4,527
Yum! Brands	140	10,209
		699,984
Consumer Staples — 12.1%
Altria Group	244	8,555
Archer-Daniels-Midland	208	7,586
Avon Products	266	6,081
Beam	108	7,019
Brown-Forman, Cl B	108	7,831
Campbell Soup	200	9,360
Clorox	114	9,797
Coca-Cola	266	10,661
Coca-Cola Enterprises	156	5,856
Colgate-Palmolive	128	7,663
ConAgra Foods	238	8,618
Constellation Brands, Cl A*	460	23,962
Costco Wholesale	84	9,852
CVS Caremark	136	8,363
Dr Pepper Snapple Group	210	9,815
Estee Lauder, Cl A	82	5,383
General Mills	354	18,408
Hershey	120	11,384
Hormel Foods	180	7,623
JM Smucker	122	13,728
Kellogg	160	10,598
Kimberly-Clark	92	9,090
Kraft Foods Group	122	6,903
Kroger	202	7,933
Lorillard	348	14,800
McCormick	152	10,885
Mead Johnson Nutrition, Cl A	200	14,568
Molson Coors Brewing, Cl B	160	8,010
Mondelez International, Cl A	282	8,818
Monster Beverage	3,096	188,825

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2013 (Unaudited)

Description	Shares	Fair Value

PepsiCo	174	$14,536
Philip Morris International	106	9,453
Procter & Gamble	142	11,403
Reynolds American	218	10,776
Safeway	650	16,763
Sysco	338	11,664
Tyson Foods, Cl A	350	9,667
Walgreen	250	12,563
Wal-Mart Stores	292	22,758
Whole Foods Market	126	7,003
		604,561
Energy — 8.0%
Anadarko Petroleum	46	4,072
Apache	94	7,543
Baker Hughes	110	5,217
Cabot Oil & Gas	88	6,672
Cameron International	70	4,151
Chesapeake Energy	246	5,732
Chevron	56	7,050
ConocoPhillips	118	7,653
CONSOL Energy	204	6,330
Denbury Resources	230	4,025
Devon Energy	88	4,841
Diamond Offshore Drilling	84	5,665
Ensco, Cl A	80	4,587
EOG Resources	28	4,074
Equities	76	6,574
Exxon Mobil	98	9,188
FMC Technologies*	78	4,158
Halliburton	86	3,886
Helmerich & Payne	74	4,677
Hess	68	5,063
Kinder Morgan	156	5,891
Marathon Oil	114	4,145
Marathon Petroleum	56	4,106
Murphy Oil	122	8,262
Nabors Industries	214	3,293
National Oilwell Varco	92	6,456
Newfield Exploration	220	5,412
Noble	126	4,813
Noble Energy	90	5,624
Occidental Petroleum	82	7,302
Peabody Energy	364	6,028
Phillips 66	64	3,936
Pioneer Natural Resources	26	4,024
QEP Resources	222	6,769
Range Resources	94	7,435
Rowan, Cl A	142	4,878
Schlumberger	70	5,693
Southwestern Energy	148	5,741
Spectra Energy	4,584	164,978
Tesoro	68	3,866
Valero Energy	112	4,006
Williams	210	7,176
WPX Energy	254	4,879
		395,871
Financials — 14.9%
ACE	78	7,128

Description	Shares	Fair Value

Aflac	246	$15,173
Allstate	148	7,545
American Express	114	8,410
American International Group*	102	4,642
American Tower, Cl A ‡	82	5,805
Ameriprise Financial	48	4,272
Aon	120	8,100
Apartment Investment & Management, Cl A ‡	286	8,402
Assurant	140	7,583
AvalonBay Communities ‡	98	13,263
Bank of America	394	5,752
Bank of New York Mellon	154	4,843
BB&T	244	8,708
Berkshire Hathaway, Cl B	60	6,952
BlackRock, Cl A	10	2,820
Boston Properties‡	64	6,845
Capital One Financial	182	12,562
CBRE Group, Cl A	184	4,263
Charles Schwab	258	5,699
Chubb	76	6,574
Cincinnati Financial	120	5,880
Citigroup	78	4,067
CME Group, Cl A	2,658	196,639
Comerica	134	5,700
Discover Financial Services	144	7,129
E*TRADE Financial	420	6,258
Equity Residential ‡	192	10,752
Fifth Third Bancorp	304	5,846
Franklin Resources	64	3,128
Genworth Financial, Cl A*	266	3,455
Goldman Sachs Group	26	4,265
Hartford Financial Services Group	122	3,765
HCP ‡	116	5,089
Health Care ‡	84	5,417
Host Hotels & Resorts ‡	252	4,501
Hudson City Bancorp	948	9,063
Huntington Bancshares	692	5,917
IntercontinentalExchange	32	5,838
Invesco	104	3,348
JPMorgan Chase	116	6,465
KeyCorp	474	5,825
Kimco Realty ‡	214	4,826
Legg Mason	100	3,439
Leucadia National	166	4,454
Lincoln National	106	4,417
Loews	148	6,741
M&T Bank	88	10,284
Macerich ‡	76	4,716
Marsh & McLennan	178	7,453
McGraw Hill Financial	232	14,351
MetLife	108	5,229
Moody's	76	5,150
Morgan Stanley	140	3,810
NASDAQ OMX Group	294	9,526
Northern Trust	124	7,259
NYSE Euronext	148	6,240
People's United Financial	1,252	18,780
Plum Creek Timber ‡	114	5,561

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2013 (Unaudited)

Description	Shares	Fair Value

PNC Financial Services Group	104	$7,909
Principal Financial Group	112	4,856
Progressive	304	7,907
Prologis ‡	124	4,756
Prudential Financial	68	5,370
Public Storage ‡	54	8,598
Regions Financial	506	5,065
Simon Property Group ‡	34	5,442
SLM	546	13,492
State Street	72	5,016
SunTrust Banks	178	6,193
T Rowe Price Group	54	4,063
Torchmark	106	7,535
Travelers	80	6,684
Unum Group	206	6,518
US Bancorp	472	17,615
Ventas ‡	82	5,391
Vornado Realty Trust ‡	70	5,937
Wells Fargo	246	10,701
Weyerhaeuser ‡	140	3,976
XL Group, Cl A	170	5,330
Zions Bancorporation	214	6,343
		740,621
Health Care — 15.4%
Abbott Laboratories	256	9,377
Actavis*	66	8,862
Aetna	154	9,882
Alexion Pharmaceuticals*	62	7,206
Allergan	66	6,014
AmerisourceBergen, Cl A	338	19,695
Amgen	120	12,995
Baxter International	130	9,495
Becton Dickinson	76	7,883
Biogen Idec	28	6,108
Boston Scientific*	612	6,683
Bristol-Myers Squibb	264	11,415
Cardinal Health	194	9,717
CareFusion*	596	22,988
Celgene*	32	4,700
Cerner	158	7,742
Cigna	182	14,165
Covidien	114	7,026
CR Bard	120	13,752
DaVita HealthCare Partners*	82	9,546
DENTSPLY International	164	7,032
Edwards Lifesciences*	1,218	86,941
Eli Lilly	144	7,648
Express Scripts Holding	196	12,848
Forest Laboratories	476	20,735
Gilead Sciences	74	4,547
Hospira	206	8,384
Humana	604	55,121
Intuitive Surgical	96	37,248
Johnson & Johnson	116	10,846
Laboratory Corp of America Holdings*	182	17,607
Life Technologies	404	30,138
McKesson	64	7,850
Medtronic	144	7,954

Description	Shares	Fair Value

Merck	1,878	$90,463
Mylan*	270	9,061
Patterson	208	8,505
PerkinElmer	298	10,159
Perrigo	268	33,337
Pfizer	422	12,335
Quest Diagnostics	228	13,295
Regeneron Pharmaceuticals	18	4,861
St. Jude Medical	140	7,335
Stryker	86	6,059
Tenet Healthcare*	104	4,643
Thermo Fisher Scientific	72	6,560
UnitedHealth Group	246	17,921
Varian Medical Systems	106	7,685
Waters	66	6,662
WellPoint	110	9,412
Zimmer Holdings	70	5,844
		774,287
Industrials — 8.5%
3M	62	7,280
ADT	268	10,741
Boeing	90	9,459
Caterpillar	84	6,964
CH Robinson Worldwide	174	10,374
Cintas	272	12,923
CSX	196	4,863
Cummins	38	4,605
Danaher	108	7,273
Deere	84	6,978
Dover	74	6,337
Dun & Bradstreet	98	10,156
Eaton	56	3,861
Emerson Electric	82	5,032
Equifax	120	7,588
Expeditors International of Washington	168	6,774
Fastenal	122	5,979
FedEx	64	6,784
First Solar*	202	9,947
Flowserve	82	4,648
Fluor	58	3,629
General Dynamics	122	10,411
General Electric	338	8,237
Honeywell International	68	5,643
Illinois Tool Works	80	5,763
Ingersoll-Rand	78	4,762
Iron Mountain	480	13,344
Jacobs Engineering Group*	102	6,038
Joy Global	114	5,643
Kansas City Southern	34	3,663
L-3 Communications Holdings, Cl 3	114	10,619
Lockheed Martin	106	12,733
Masco	160	3,283
Norfolk Southern	60	4,390
Northrop Grumman	132	12,152
PACCAR	82	4,614
Pall	62	4,338
Parker Hannifin	46	4,751
Pentair	106	6,475

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2013 (Unaudited)

Description	Shares	Fair Value

Pitney Bowes	616	$10,170
Precision Castparts	28	6,208
Quanta Services*	174	4,665
Raytheon	178	12,788
Republic Services, Cl A	268	9,088
Robert Half International	160	5,958
Rockwell Automation	54	5,230
Rockwell Collins	94	6,690
Roper Industries	76	9,573
Ryder System	70	4,329
Snap-on	60	5,691
Southwest Airlines	480	6,638
Stanley Black & Decker	68	5,754
Stericycle*	84	9,739
Textron	136	3,724
Tyco International	168	5,848
Union Pacific	34	5,392
United Parcel Service, Cl B	88	7,638
United Technologies	62	6,545
Waste Management	206	8,658
WW Grainger	28	7,340
Xylem	188	4,687
		431,407
Information Technology — 13.9%
Accenture, Cl A	96	7,086
Adobe Systems	538	25,437
Advanced Micro Devices	1,356	5,112
Agilent Technologies	114	5,099
Akamai Technologies*	154	7,269
Altera	236	8,392
Amphenol, Cl A	62	4,871
Analog Devices	112	5,528
Apple	42	19,005
Applied Materials	374	6,100
Autodesk	152	5,379
Automatic Data Processing	100	7,209
BMC Software	472	21,698
Broadcom, Cl A	184	5,073
CA	248	7,376
Cisco Systems	512	13,081
Citrix Systems	148	10,659
Cognizant Technology Solutions, Cl A*	164	11,872
Computer Sciences	144	6,863
Corning	348	5,286
Dell	7,048	89,298
eBay*	112	5,789
Electronic Arts*	224	5,851
EMC	502	13,127
F5 Networks*	90	7,898
Fidelity National Information Services	158	6,819
Fiserv	88	8,469
FLIR Systems	388	12,598
Google, Cl A*	8	7,101
Harris	160	9,131
Hewlett-Packard	1,026	26,348
Intel	450	10,485
International Business Machines	46	8,972

Description	Shares	Fair Value

Intuit	292	$18,665
Jabil Circuit	300	6,897
JDS Uniphase	400	5,868
Juniper Networks	898	19,460
KLA-Tencor	104	6,098
Lam Research*	90	4,430
Linear Technology	158	6,408
LSI	622	4,839
Mastercard, Cl A	10	6,106
Microchip Technology	198	7,869
Micron Technology	566	7,500
Microsoft	320	10,185
Molex	208	6,205
Motorola Solutions	190	10,418
NetApp	308	12,665
NVIDIA	586	8,456
Oracle	210	6,793
Paychex	252	9,939
QUALCOMM	172	11,103
Red Hat	138	7,144
SAIC	528	8,073
Salesforce.com*	128	5,600
SanDisk	92	5,071
Seagate Technology	130	5,318
Symantec	268	7,150
TE Connectivity	108	5,512
Teradata	152	8,986
Teradyne	262	4,320
Texas Instruments	162	6,350
Total System Services	406	11,129
VeriSign	164	7,846
Visa, Cl A	38	6,727
Western Digital	82	5,279
Western Union	598	10,740
Xerox	662	6,421
Xilinx	188	8,778
Yahoo!	206	5,786
		696,415
Materials — 4.3%
Air Products & Chemicals	92	9,995
Airgas	78	8,050
Alcoa	1,032	8,205
Allegheny Technologies	130	3,584
Avery Dennison	118	5,278
Ball	200	8,958
Bemis	196	8,073
CF Industries Holdings	40	7,840
Cliffs Natural Resources	352	6,868
Dow Chemical	152	5,326
Eastman Chemical	72	5,791
Ecolab	84	7,740
E.I. du Pont de Nemours	124	7,153
FMC	98	6,484
Freeport-McMoRan Copper & Gold	158	4,468
International Flavors & Fragrances	60	4,841
International Paper	92	4,445
LyondellBasell Industries, Cl A	70	4,810
MeadWestvaco	246	9,090
Monsanto	64	6,322

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2013 (Unaudited)

Description	Shares	Fair Value

Mosaic	108	$4,438
Newmont Mining	682	20,460
Nucor	112	5,239
Owens-Illinois	136	4,046
PPG Industries	34	5,455
Praxair	118	14,180
Sealed Air	210	5,720
Sherwin-Williams	26	4,528
Sigma-Aldrich	96	8,022
United States Steel	286	4,962
Vulcan Materials	60	2,831
		213,202
Telecommunication Services — 1.3%
AT&T	314	11,075
CenturyLink	388	13,910
Crown Castle International	112	7,868
Frontier Communications	2,050	8,938
Sprint*	2	12
Verizon Communications	242	11,974
Windstream	1,186	9,903
		63,680
Utilities — 7.3%
AES	476	5,921
AGL Resources	240	10,989
Ameren	240	8,594
American Electric Power	192	8,899
CenterPoint Energy	404	10,027
CMS Energy	352	9,853
Consolidated Edison	290	17,371
Dominion Resources	176	10,439
DTE Energy	176	12,443
Duke Energy	176	12,496
Edison International	276	13,759
Entergy	326	22,005
Exelon	616	18,844
FirstEnergy	324	12,335
Integrys Energy Group	158	9,922
NextEra Energy	186	16,110
NiSource	352	10,814
Northeast Utilities	184	8,171
NRG Energy	286	7,671
ONEOK	148	7,837
Pepco Holdings	488	10,028
PG&E	270	12,390
Pinnacle West Capital	122	7,186
PPL	572	18,172
Public Service Enterprise Group	430	14,530
SCANA	184	9,551
Sempra Energy	124	10,866
Southern	336	15,066
TECO Energy	588	10,390
Wisconsin Energy	214	9,305
Xcel Energy	402	12,040
		364,024

Total Common Stock (Cost $4,977,152)		4,984,052

Total Investments - 99.5% (Cost $4,977,152) †		$4,984,052

Percentages are based on Net Assets of $5,007,703.

* — Non-income producing security.
‡ — Real Estate Investment Trust.
Cl — Class
NASDAQ — National Association of Securities Dealers Automated Quotations
NYSE — New York Stock Exchange

As of July 31, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $4,977,152 and the unrealized appreciation and depreciation were $34,908 and $(28,008), respectively.

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2013 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended July, 31 2013maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2013, there were no fair valued investments in the Fund.

VEL-QH-001-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: September 23, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: September 23, 2013